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December 18, 2020

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 33-17619 and 811-05349

Post-Effective Amendment No. 824

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 824 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under the 1933 Act and Amendment No. 825 to the Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”). This filing is being made for the purpose of changing each of the Goldman Sachs Emerging Markets Equity Fund’s and Goldman Sachs Emerging Markets Equity Insights Fund’s (collectively, the “Funds”) sub-classification under the 1940 Act from “diversified” to “non-diversified” and the elimination of related fundamental investment restrictions. We note that shareholders of the Funds (as well as shareholders of other series of the Registrant with different fiscal year-ends) are being asked to approve these changes at a meeting to be held on January 8, 2021. For purposes of this filing, the Registrant has assumed that shareholders of the Funds have approved these changes. The Registrant intends to request relief pursuant to Rule 485(b)(1)(vii) in connection with future post-effective amendments to the Registration Statement for the purpose of making substantially identical changes with respect to the other series of the Registrant that are seeking shareholder approval for these changes.

For administrative convenience, this filing includes other series of the Registrant with the same fiscal year-end, but the Registrant does not believe that any changes made in this Post-Effective Amendment related to those series are material. Further, the Registrant notes that the staff of the Securities and Exchange Commission (the “Commission”) has previously reviewed the matters that are the subject of this Post-Effective Amendment in connection with the preliminary proxy statement filed with the Commission on Schedule 14A on September 18, 2020 (Accession No. 0001193125-20-249139). We therefore believe that this Post-Effective Amendment is an ideal candidate for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (Feb. 15, 1984) (“IC-13768”). In accordance with IC-13768, we hereby request selective review of this Post-Effective Amendment limited to the disclosure relating to the changes to the Funds’ sub-classification under the 1940 Act from “diversified” to “non-diversified” and the elimination of the related fundamental investment restrictions. Selective review would serve to expedite the review process for the Registrant as well as to use the staff’s time more effectively.

December 18, 2020 Page 2

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202-261-3392.

Sincerely,

/s/ Matthew Barsamian
Matthew Barsamian